Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Finished goods	2,294	1,812	267
	2,294	1,812	267
Less: provision for impairment of inventories	—	—	—
	2,294	1,812	267